Accounts Receivable (Details) - USD ($)	Sep. 30, 2020	Mar. 31, 2020
Receivables [Abstract]
Accounts receivable, gross	$ 5,688,014	$ 3,923,427
Less: allowance for doubtful accounts	(108,450)	(103,990)
Accounts receivable, net	$ 5,579,564	$ 3,819,437